Short-Term and Long-Term Borrowings (Detail Textual) ¥ in Millions		1 Months Ended														12 Months Ended
		Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 28, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	May 31, 2015	Mar. 31, 2015 USD ($)	Jan. 31, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Oct. 31, 2015 CNY (¥)
Debt Instrument [Line Items]
Short-term bank loan																$ 17,790,962	$ 15,264,827
Long-term borrowing																836,471
Property and Buildings [Member]
Debt Instrument [Line Items]
Collateral pledged for bank loans																3,950,101	4,378,554
Machinery and equipment [Member]
Debt Instrument [Line Items]
Collateral pledged for bank loans																0	5,236,272
Land use rights [Member]
Debt Instrument [Line Items]
Collateral pledged for bank loans																$ 9,084,213	1,499,417
Minimum [Member] | Property and Buildings [Member]
Debt Instrument [Line Items]
Useful life of machinery and equipment																10 years
Minimum [Member] | Machinery and equipment [Member]
Debt Instrument [Line Items]
Useful life of machinery and equipment																3 years
Maximum [Member] | Property and Buildings [Member]
Debt Instrument [Line Items]
Useful life of machinery and equipment																20 years
Maximum [Member] | Machinery and equipment [Member]
Debt Instrument [Line Items]
Useful life of machinery and equipment																10 years
Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Short-term bank loan	[1]															$ 1,079,949	$ 1,155,321
Effective interest rate													5.58%		5.06%
Term of debt instrument																6 months	6 months
Interest rate description																The loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 30 basis points.	The loans bear a variable interest rate based on the prevailing interest rate set by the People?s Bank of China at the time of borrowing, plus 30 basis points.
Interest rate percentage																	6.60%	6.60%
Agricultural Bank of China [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate percentage						5.00%			5.00%
Agricultural Bank of China [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate percentage						5.06%			5.06%
Agricultural Bank of China [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Short-term bank loan						$ 431,980			$ 647,969
Term of debt instrument													6 months		12 months
China Construction Bank [Member]
Debt Instrument [Line Items]
Short-term bank loan	[2]																$ 1,232,343
Effective interest rate												5.14%
Interest rate description												The loan bears interest rate that equals to China's one year loan prime rate, plus 29.25 base points.	The loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 30 basis points.		The loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 30 basis points.	The loan bears interest rate that equals to China's one year loan prime rate, plus 29.25 base points.
Interest rate percentage								2.88%	4.57%
China Construction Bank [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Loan agreement												$ 1,232,343
Term of debt instrument												12 months
China Construction Bank [Member] | Loan Agreement One [Member]
Debt Instrument [Line Items]
Loan agreement								$ 1,250,000	$ 1,250,000
Term of debt instrument								4 months	5 months
China Merchants Bank [Member]
Debt Instrument [Line Items]
Short-term bank loan	[3]															$ 2,759,227	$ 1,000,293
Effective interest rate											1.13%						1.42%	1.42%	1.13%
Loan agreement																	$ 1,000,000	¥ 6.5
Term of debt instrument											6 months						6 months
Interest rate description											The loan bears a variable interest rate based on published six-month London Interbank Offered Rate ("LIBOR"), plus 60 basis points.						The loan bears a variable interest rate based on six-month of LIBOR, plus 60 basis points.
Interest rate percentage																	1.13%	1.13%
China Merchants Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate percentage																1.10%
China Merchants Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate percentage																6.09%
China Merchants Bank [Member] | Short Term Borrowing Agreement One [Member]
Debt Instrument [Line Items]
Short-term bank loan											$ 1,000,000						$ 1,000,000	¥ 6.5	¥ 6.5
Term of debt instrument																	6 months
China Merchants Bank [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Term of debt instrument																12 months
China Merchants Bank [Member] | Loan Agreement One [Member]
Debt Instrument [Line Items]
Term of debt instrument																	6 months
PingAn Bank [Member]
Debt Instrument [Line Items]
Short-term bank loan	[4]															$ 1,439,933	$ 2,310,643
Effective interest rate			5.08%					5.98%
Interest rate description			These loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 30% of the prevailing interest rate.														These loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 30% of the prevailing interest rate.
Interest rate percentage								30.00%
PingAn Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term of debt instrument																	6 months
PingAn Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term of debt instrument																	1 year
PingAn Bank [Member] | Short Term Borrowing Agreement [Member]
Debt Instrument [Line Items]
Effective interest rate														6.40%
PingAn Bank [Member] | Short Term Borrowing Agreement One [Member]
Debt Instrument [Line Items]
Short-term bank loan			$ 1,439,932
Effective interest rate														7.06%
PingAn Bank [Member] | Short Term Borrowing Agreement Two [Member]
Debt Instrument [Line Items]
Short-term bank loan								$ 2,159,899						$ 2,310,643
Effective interest rate														6.80%
Term of debt instrument														1 year
China Citic Bank [Member]
Debt Instrument [Line Items]
Short-term bank loan	[5]																$ 1,622,457
Effective interest rate							5.10%			5.57%
Interest rate description																	The interest rate was equal to three-month LIBOR.
China Citic Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term of debt instrument																	4 months
China Citic Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term of debt instrument																	1 year
China Citic Bank [Member] | Short Term Borrowing Agreement [Member]
Debt Instrument [Line Items]
Term of debt instrument																	12 months
China Citic Bank [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Loan agreement							$ 719,966			$ 1,151,946
Term of debt instrument							6 months			10 months
Interest rate description							The prevailing interest rate set by the People's Bank of China at the time of borrowing, minus 90 base points.			The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 135.5 base points.
Industrial and Commercial Bank of China [Member]
Debt Instrument [Line Items]
Short-term bank loan	[6]															$ 3,239,848	$ 4,079,145
Effective interest rate						5.00%
Repayment of subsequently						$ 575,973
Industrial and Commercial Bank of China [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term of debt instrument																	5 months
Interest rate percentage																	2.33%	2.33%
Industrial and Commercial Bank of China [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term of debt instrument																	1 year
Interest rate percentage																	6.16%	6.16%
Industrial and Commercial Bank of China [Member] | Short Term Borrowing Agreement [Member]
Debt Instrument [Line Items]
Term of debt instrument																	1 year
Industrial and Commercial Bank of China [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Effective interest rate		5.00%			5.44%		5.92%									3.50%
Loan agreement		$ 791,963			$ 647,970	$ 575,973	$ 647,970		$ 593,000							$ 719,966
Term of debt instrument		12 months			5 months	12 months	5 months		5 months							12 months
Interest rate description		The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 70.25 base points.			The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 113.75 base points.	The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 161.6 base points.	The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 161.6 base points.									The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 70.25 base points.
Industrial and Commercial Bank of China [Member] | Loan Agreement One [Member]
Debt Instrument [Line Items]
Effective interest rate																5.00%
Loan agreement						$ 575,973										$ 503,976
Term of debt instrument						5 months										12 months
Interest rate description						The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 161.6 base points.										The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 70.25 base points.
Bank of China [Member]
Debt Instrument [Line Items]
Short-term bank loan	[7]															$ 3,425,467	$ 3,864,625
Interest rate description																	fixed interest rates based on LIBOR (for loans dominated in USD) or prime loan rates issued by People's Bank of China (for loans dominated in RMB), plus certain base point.
Bank of China [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term of debt instrument																	3 months
Bank of China [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term of debt instrument																	12 months
Bank of China [Member] | Short Term Borrowing Agreement [Member]
Debt Instrument [Line Items]
Effective interest rate																5.90%	1.56%	1.56%
Term of debt instrument																12 months	3 months
Zhejiang Mintai Commercial Bank [Member]
Debt Instrument [Line Items]
Short-term bank loan	[8]															$ 5,759,730
Effective interest rate		6.41%														6.41%
Zhejiang Mintai Commercial Bank [Member] | Loan Agreement One [Member]
Debt Instrument [Line Items]
Loan agreement		$ 5,759,730														$ 5,759,730
Term of debt instrument		6 months														6 months
Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
Short-term bank loan																$ 86,808
Long-term borrowing																923,279
Repayments of long-term debt																$ 86,808
Pennsylvania Industrial Development Authority [Member] | Machinery and equipment [Member]
Debt Instrument [Line Items]
Repayment of subsequently				$ 1,720,000
Pennsylvania Industrial Development Authority [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Loan agreement				$ 937,600
Interest rate percentage				1.75%
Useful life of machinery and equipment				10 years

[1]	In February and July 2016, Great Plastics entered into a series of short-term bank loan agreements with ABC for $647,969 and $431,980, respectively. The terms of these loans are twelve months with variable interest rates based on the prevailing interest rates. The effective rates are from 5.0% to 5.06% per annum. The loans were guaranteed by the assets of a third party guaranty company and a shareholder of the Company. In January and May 2015, Great Plastics entered into two short-term bank loan agreements with ABC for twelve and six months, respectively. The loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 30 basis points. The effective rates were 5.06% and 5.58% per annum, respectively. The loans were guaranteed by the assets of Great Plastics, a third party guaranty company and a shareholder of the Company. These loans had been repaid in full upon maturity.
[2]	In February and March 2016, Taizhou Fuling entered into two loan agreements with CCB for total of $1.25 million for five and four months respectively. The loans bear fixed interest rate of 4.57% and 2.88%, respectively. These loans had been repaid in full upon maturity. In July 2015, Taizhou Fuling entered into a short term bank loan agreement with CCB for $1,232,343 for twelve months. The loan bears interest rate that equals to China's one year loan prime rate, plus 29.25 base points. The effective interest rate is 5.14% per annum. This loan had been repaid in full upon maturity. These loans are guaranteed by the Company's principal shareholders and Zhejiang Special Plastics Technology Co., Ltd. ("Special Plastics"), an affiliated company owned by a shareholder of the Company. In addition, the Company has pledged land use rights, properties and machinery equipment of Taizhou Fuling as collaterals for the loans outstanding as of December 31, 2016 and 2015.
[3]	During 2016, Taizhou Fuling entered into a series of seven short-term bank loan agreements with CMB for five to twelve months. The interest rates ranged from 1.10% to 6.09% per annum. These loans had been repaid in full upon maturity. In October and December 2015, Taizhou Fuling entered into two short-term bank borrowing agreements for approximately $1.0 million (RMB 6.5 million) with CMB for six months. The loan bears a variable interest rate based on published six-month London Interbank Offered Rate ("LIBOR"), plus 60 basis points. The effective rates were 1.13% and 1.42% per annum, respectively. The loans are guaranteed by Special Plastics and Taizhou Fuling's general manager and Chair. These loans had been repaid upon maturity.
[4]	In March 2016, Great Plastics entered into three short-term bank borrowing agreements with PAB with a total amount of $2,159,899 for six months. These loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 30% of the prevailing interest rate. The effective rate is 5.98%. The loans are guaranteed by the assets of Great Plastics. These loans had been repaid upon maturity. In September 2016, Great Plastics entered into two short-term bank borrowing agreements with PAB with a total amount of $1,439,932 for six months. These loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 30% of the prevailing interest rate. The effective rate is 5.08%. The loans are guaranteed by the assets of Great Plastics. In March 2015, Great Plastics entered into three short-term bank borrowing agreements with PAB with a total amount of $2,310,643 for six months to one year. The effective rates were 6.4%, 7.06% and 6.8% per annum, respectively. The loans were also guaranteed by the assets of Great Plastics. These loans had been repaid upon maturity.
[5]	During the year of 2015, Taizhou Fuling and Great Plastics, entered into a series of short-term bank borrowing agreements with CITIC. The terms of the loans are four to twelve months. The interest rate was equal to three-month LIBOR. The loans were fully repaid on March 17, 2016. In January 2016, Taizhou Fuling entered into loan agreement with CITIC for $1,151,946 for ten months, bearing a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 135.5 base points. The effective rates were 5.57% per annum, respectively. The loan is guaranteed by Taizhou Fuling's general manager. This loan had been repaid upon maturity. In April 2016, Great Plastics entered into a loan agreement with CITIC for $719,966 for six months, bearing a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, minus 90 base points. The effective rates were 5.1% per annum, respectively. The loan is guaranteed by Special Plastics, Taizhou Fuling's general manager and Chair of the Board. This loan had been repaid upon maturity.
[6]	In February 2016, Taizhou Fuling entered into a loan agreement with ICBC for $593,000 for five months, with fixed interest rate of 3.5%. This loan had been repaid upon maturity. In April 2016, Taizhou Fuling entered into a loan agreement with ICBC for $647,970 for five months, bearing a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 161.6 base points. The effective rate was 5.92% per annum. This loan had been repaid upon maturity. In July 2016, Taizhou Fuling entered into two loan agreements with ICBC for $575,973 and $575,973 respectively for twelve and five months, bearing a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 161.6 base points. The effective rate was 5.00% per annum. $575,973 of them had been repaid subsequently. In August 2016, Taizhou Fuling entered into a loan agreement with ICBC for $647,970 for five months, bearing a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 113.75 base points. The effective rate was 5.44% per annum. In October 2016, Taizhou Fuling entered into a loan agreement with ICBC for $791,963 for twelve months, bearing a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 70.25 base points. The effective rate was 5.00% per annum. In December 2016, Taizhou Fuling entered into two loan agreements with ICBC for $719,966 and $503,976 respectively for twelve and twelve months, bearing a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 70.25 base points. The effective rate was 5.00% per annum. During 2015, Taizhou Fuling entered into a series of short-term bank borrowing agreements with ICBC. The terms of the loans are five months to one year, with fixed interest rates ranging from 2.33% to 6.16% per annum. These loans are guaranteed by the shareholders of Special Plastics, its shareholders and third party individuals. In addition, the Company has pledged the land use right and properties as collateral.
[7]	During the year in 2016 and the year ended December 31, 2015, Taizhou Fuling and Great Plastics entered into a series of short-term bank borrowing agreements and other financing agreements with BOC. The terms of the loans are three to twelve months, with fixed interest rates based on LIBOR (for loans dominated in USD) or prime loan rates issued by People's Bank of China (for loans dominated in RMB), plus certain base points. The effective interest rates vary from 1.56% to 5.9% per annum. The loans to Taizhou Fuling are guaranteed by Great Plastics and Taizhou Fuling's general manager. The loans to Great Plastics are guaranteed by Taizhou Fuling's general manager and Chair of the Board.
[8]	In October and December in 2016, Taizhou Fuling entered into two loan agreements with MTB for $5,759,730 respectively for six and six months. The effective rates were 6.41% per annum, respectively. The loan is guaranteed by Taizhou Fuling's general manager.